NOTE RECEIVABLE (Details) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2015	Nov. 30, 2018	Oct. 31, 2018	Aug. 31, 2018	Nov. 30, 2017	May 31, 2017
NOTE RECEIVABLE (Details) [Line Items]
Note Receivable, Interest Rate, Stated Percentage				6.00%
Allowance for Doubtful Accounts Receivable, Current			$ 0			$ 0
Accounts Receivable, Net, Current	$ 0		$ 78,419				$ 0
Notes Receivable [Member] | Affiliated Entity [Member]
NOTE RECEIVABLE (Details) [Line Items]
Financing Receivable, Gross		$ 500,000
Loans and Leases Receivable, Description		as amended by the parties effective June 30, 2015, October 31, 2015, April 11, 2016, and May 31, 2016, PRH will repay the principal due under the Note in twenty (20) equal quarterly installments of Twenty Five Thousand Dollars ($25,000) commencing in the month following the month in which PRH commences generating revenue at the grow facility, which commencement was originally anticipated to occur in the first quarter of 2017, and continuing until paid in full. The Company is currently unable to estimate when it will commence generating revenues at the grow facility. Interest will accrue on the unpaid principal balance of the Note at the rate of twelve percent (12%) per annum and will be paid quarterly in arrears commencing after such initial payment and continuing until paid in full. All outstanding principal and any accumulated unpaid interest due under the Note is due and payable on the five-year anniversary of the initial payment thereunder
Note Receivable, Interest Rate, Stated Percentage		12.00%
Asset Impairment Charges		$ 500,000
Financing Receivable, Net	0				$ 0		0
Allowance for Doubtful Accounts Receivable, Current	450,000						$ 500,000
Proceeds from Collection of Notes Receivable	$ 50,000